CM Advisors Small Cap Value Fund
CM ADVISORS SMALL CAP VALUE FUND Fund Summary
INVESTMENT OBJECTIVE
The investment objective of the CM Advisors Small Cap Value Fund (the "Small Cap Value Fund") is long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Value Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	CM Advisors Small Cap Value Fund CM Advisors Small Cap Value Fund Shares USD ($)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Redemption Fee (as a % of the amount redeemed within 180 days after purchase)	1.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	CM Advisors Small Cap Value Fund CM Advisors Small Cap Value Fund Shares
Management Fees	0.85%	[1]
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.50%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.37%	[1],[2]
Fee Waivers and Expense Reimbursements	(0.10%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.27%	[1],[2]
[1]	"Management Fees" and "Total Annual Fund Operating Expenses" reflect a contractual reduction in the Management Fee due to the Advisor from 1.00% to 0.85% of the Small Cap Value Fund's average daily net assets, effective March 1, 2019.
[2]	"Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements" will not correlate to the ratios of expenses to average net assets in the Small Cap Value Fund's Financial Highlights, which reflect the operating expenses of the Small Cap Value Fund and do not include "Acquired Fund Fees and Expenses."
[3]	The Advisor has entered into an Expense Limitation Agreement with the Small Cap Value Fund under which it has agreed until July 1, 2020 to waive its fees and to reimburse other expenses of the Small Cap Value Fund, if necessary, in an amount that limits the Small Cap Value Fund's annual operating expenses (exclusive of interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund's business, dividend expense on securities sold short, Acquired Fund Fees and Expenses, and amounts, if any, under a Rule 12b-1 Plan) to not more than 1.25% of its average daily net assets. The Expense Limitation Agreement cannot be terminated prior to July 1, 2020 without the approval of the Board of Trustees (the "Board") of the CM Advisors Family of Funds (the "Trust").

Example

This Example is intended to help you compare the cost of investing in the Small Cap Value Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Small Cap Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Small Cap Value Fund's operating expenses remain the same and that the contractual agreement to waive management fees and reimburse other Small Cap Value Fund expenses remains in effect only until July 1, 2020. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
CM Advisors Small Cap Value Fund | CM Advisors Small Cap Value Fund Shares | USD ($)	127	422	739	1,636

Portfolio Turnover

The Small Cap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Small Cap Value Fund are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Small Cap Value Fund's performance. During the most recent fiscal year, the Small Cap Value Fund's portfolio turnover rate was 31% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE SMALL CAP VALUE FUND

To meet its investment objective, the Small Cap Value Fund invests primarily in equity securities of small capitalization companies ("small cap") that the Advisor believes are undervalued. Under normal circumstances, at least 80% of the Small Cap Value Fund's net assets (including the amount of any borrowings for investment purposes) will be invested in small cap equity securities, which may include shares of other registered investment companies ("RICs"), such as exchange traded funds ("ETFs"), that invest primarily in small cap equity securities. Small Cap Value Fund shareholders will be provided with at least 60 days' prior notice of any change in the foregoing policy.

In managing the Small Cap Value Fund, the Advisor seeks to provide a consistent positive return over the long-term. The Advisor will focus on allocating the assets of the Small Cap Value Fund to those securities and sectors the Advisor believes are best suited to provide positive returns rather than focus on any particular individual security or sector weighting simply because a particular index is modeled a particular way. The Small Cap Value Fund considers a small cap company to be one that has a market capitalization, measured at the time the Fund purchases the securities, not exceeding the greater of (i) $2.5 billion or (ii) the capitalization of the largest company by market cap as reported by the Russell 2000 Value Index (as reported by the index as of the most recent quarter-end). The Russell 2000 Value Index is a broad index of small capitalization stocks. As of May 31, 2019, the capitalization of the largest company by market cap in the Russell 2000 Value Index was $6.6 billion. The market capitalization of a company in the Small Cap Value Fund's portfolio may change over time, and the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company's market capitalization increases above this ceiling.

The Small Cap Value Fund typically invests in common stocks, although it may also invest in other equity securities (e.g., preferred stocks, convertible bonds, convertible preferred stocks, warrants and other RICs). In addition, the Small Cap Value Fund retains the flexibility to invest up to 20% of its net assets in other equity securities (including stock of medium or large capitalization companies), fixed income securities (e.g., corporate bonds or U.S. Government securities) or cash or cash equivalents (e.g., money market funds, short-term U.S. Government obligations, commercial paper, and repurchase agreements) when the Advisor believes they offer more attractive opportunities. The Small Cap Value Fund may purchase fixed income securities of any maturity or yield, provided that corporate debt obligations shall primarily be "investment grade" securities rated in one of the four highest rating categories by any nationally recognized statistical rating organization or, if not so rated, will be of equivalent quality in the opinion of the Advisor. The Small Cap Value Fund may also purchase fixed income securities in any sector and issued by any size company, municipality or government body.

In selecting equity securities for the Small Cap Value Fund's portfolio, the Advisor:

●	Applies research models to determine a company's intrinsic value. Intrinsic value is a concept that refers to what a company is "really" worth. Investment advisors that use intrinsic value (like the Advisor) believe that a company's real value can be best determined by analyzing business, financial, and other factors about the company and its market, and that a company's market price gravitates toward its intrinsic value over time. Accordingly, if the market price of the company's securities is above the Advisor's determination of its intrinsic value, the Advisor believes that the market price will, over time, fall. If the market price is below its intrinsic value, then the Advisor believes it will, over time, rise;

●	Compares the company's intrinsic value to the market prices of the company's securities; and

●	Seeks to purchase equity securities of companies that appear to be "bargains" (i.e., securities that are trading at a significant discount to their intrinsic value).

In an effort to determine a company's intrinsic value, the Advisor's research models utilize various quantitative, qualitative, fundamental, and other factors about a company and its business. This information can include, without limitation, historical analysis, acquisition analysis, discounted free cash flow models and leveraged buyout models. The Advisor also monitors acquisition prices for companies in various industries, and may communicate with companies, their suppliers and customers as part of its research process. Because a company's business, financial, and market circumstances are always changing, the Advisor evaluates intrinsic value for companies in and out of its portfolio on a regular basis.

The Small Cap Value Fund may invest in equity securities of companies in any sector and the securities may be traded on a national securities exchange or over-the-counter. At times, the Small Cap Value Fund may hold a significant portion of its assets in cash or cash equivalent positions for extended periods of time while the Advisor waits for the securities markets to offer more attractive opportunities.

PRINCIPAL RISKS OF INVESTING IN THE SMALL CAP VALUE FUND

All investments carry risks, and an investment in the Small Cap Value Fund is no exception. No investment strategy works all of the time, and past performance is not necessarily indicative of future performance. You may lose money on your investment in the Small Cap Value Fund. To help you understand the risks of investing in the Small Cap Value Fund, the principal risks of an investment in the Small Cap Value Fund are generally described below:

●	Market Risk – Stock prices are volatile. Market risk refers to the risk that the value of securities in the Small Cap Value Fund's portfolio may decline due to daily fluctuations in the securities markets generally. The Small Cap Value Fund's share price will change daily based on many factors that may generally affect the stock market, including fluctuations in interest rates, national and international economic conditions, and general equity market conditions. In a declining stock market, stock prices for all companies (including those in the Small Cap Value Fund's portfolio) may decline, regardless of their long-term prospects. During periods of market volatility, stock prices can change drastically and rapidly, and you could lose money over short or long term periods.

●	Small Cap Risk – Stocks of small cap companies generally have more risks than those of larger companies. This greater risk is, in part, attributable to the fact that small cap companies may have less experienced management teams, serve smaller markets, and find it more difficult to obtain financing for growth or potential development than larger companies. Because small cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. In addition, small cap companies may not be well-known to the investing public, may not be followed by the financial press or industry analysts, and may not have institutional ownership. These factors affect the Advisor's access to information about the companies and the stability of the markets for the companies' securities. Due to these and other factors, small cap companies may be more susceptible to market downturns, and their stock prices may be more volatile and less liquid than those of larger companies. In addition, the market for small cap securities may be more limited than the market for larger companies.

●	Management Style Risk – Different styles of management tend to shift into and out of favor with stock market investors depending on market and economic conditions. Because the Small Cap Value Fund intends to invest primarily in value-oriented stocks (stocks that the Advisor believes are undervalued), the Small Cap Value Fund's performance may at times be better or worse than the performance of stock funds that focus on other types of stocks (e.g., "growth" stocks selected for growth potential), or that have a broader investment style.

●	Interest Rate Risk – Increases in interest rates typically lower the present value of a company's future earnings stream. Since the market price of a stock changes continuously based upon investors' collective perceptions of future earnings, stock prices will generally decline when investors anticipate or experience rising interest rates. In addition, to the extent the Small Cap Value Fund invests in fixed income securities, the Small Cap Value Fund will be subject to the risk that, in general, prices of fixed income securities will decline when interest rates rise. These fluctuations in fixed income security prices will be more marked with respect to long-term bonds than with respect to short-term bonds and with respect to lower-rated securities than with respect to higher-rated securities. In addition, the prices of lower coupon bonds are generally more volatile than higher coupon bonds of the same approximate maturity and credit quality. The Small Cap Value Fund may be subject to a greater risk of rising interest rates due to the current period of historically low interest rates and the potential for a general rise in interest rates in the future.

●	Liquidity Risk – Liquidity risk is the risk that a particular investment cannot be sold at an advantageous time or price. For example, if a fixed income security is downgraded or drops in price, the market demand for that security may be limited, making that security difficult to sell. Additionally, the market for certain securities may become illiquid under adverse market or economic conditions, independent of any specific adverse changes in the conditions of a particular issuer.

●	Credit Risk – The Small Cap Value Fund's fixed income securities will be subject to credit risks. Issuers of fixed income securities who are experiencing difficult economic circumstances, either because of a general economic downturn or individual circumstances, may be unable to make interest payments on their fixed income securities when due. Additionally, issuers of fixed income securities may be unable to repay the principal upon maturity of such securities. These "credit risks" are reflected in the credit ratings assigned to fixed income securities by organizations such as Moody's Investor Service, Inc. ("Moody's"), S&P Global Ratings ("S&P") or Fitch Ratings, Inc. ("Fitch") and may cause the price of a fixed income security to decline and may affect liquidity for the security. Normally, fixed income securities with lower credit ratings will have higher yields than fixed income securities with the highest credit ratings, reflecting the relatively greater risk of fixed income securities with lower credit ratings.

●	Maturity Risk – Maturity risk is another factor that can affect the value of the Small Cap Value Fund's fixed income security holdings. In general, but not in all cases, the longer the maturity of a fixed income security, the higher its yield and the greater its price sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability. The Small Cap Value Fund will be subject to greater maturity risk to the extent it is invested in fixed income securities with longer maturities. This risk may be heightened given the current historically low interest rate environment and the potentially higher rates in the future.

●	Business and Sector Risk – To the extent the Small Cap Value Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Small Cap Value Fund than would be the case if the Small Cap Value Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Small Cap Value Fund and increase the volatility of the Small Cap Value Fund's net asset value per share. From time to time, a particular set of circumstances may affect a sector or certain companies within that sector, while having little or no impact on other sectors or other companies within the sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector or certain companies within a particular sector and therefore the value of the Small Cap Value Fund's portfolio will be adversely affected.

●	Risks Related to Other Equity Securities – In addition to common stocks, the equity securities in the Small Cap Value Fund's portfolio may include preferred stocks, convertible preferred stocks, convertible bonds, and warrants. Like common stocks, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes. Also, regardless of any one company's particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Small Cap Value Fund. Convertible securities entitle the holder to receive interest payments or a dividend preference until the security matures, is redeemed, or the conversion feature is exercised. As a result of the conversion feature, the interest rate or dividend preference is generally less than if the securities were non-convertible. Warrants entitle the holder to purchase equity securities at specific prices for a certain period of time. The prices do not necessarily move parallel to the prices of the underlying securities and the warrants have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer.

●	Risks of Investments in Other RICs – To the extent that it invests in other RICs, the Small Cap Value Fund incurs greater expenses, such as its own management fees and other operating expenses, than an investor would incur who invested directly in the RICs. The Small Cap Value Fund's investments in other RICs are subject to all of the underlying risks of such RICs. These include such general risks as market risk and management risk. In addition to these risks, the Small Cap Value Fund's investment in a closed-end fund or ETF is subject to the risk that the closed-end fund or ETF may trade at prices significantly different from its net asset value. Investments in a closed-end fund may be subject to liquidity risk (that is, the potential that the Fund may be unable to dispose of the closed-end fund shares promptly or at a reasonable price).

PERFORMANCE SUMMARY

The bar chart and table that follow provide some indication of the risks of investing in the Small Cap Value Fund by showing changes in the Small Cap Value Fund's performance from year to year and by showing how the Small Cap Value Fund's average annual returns for 1 year, 5 year, and since inception compare with those of a broad-based securities market index. How the Small Cap Value Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Small Cap Value Fund will perform in the future. Updated performance information, current to the most recent month end, is available by calling 1-888-859-5856.

CM Advisors Small Cap Value Fund Calendar Year Returns

The Small Cap Value Fund's year-to-date return through March 31, 2019 is 16.59%.

Quarterly Returns During This Time Period

Highest:	19.85% (quarter ended December 31, 2016)
Lowest:	-31.32% (quarter ended December 31, 2018)

Average Annual Total Returns for Periods Ended December 31, 2018
Average Annual Total Returns - CM Advisors Small Cap Value Fund	1 Year	5 Years	Since Inception	Inception Date
CM Advisors Small Cap Value Fund Shares	(23.27%)	(4.69%)	0.93%	Apr. 15, 2011
CM Advisors Small Cap Value Fund Shares | After Taxes on Distributions	(23.27%)	(5.04%)	1.43%	Apr. 15, 2011
CM Advisors Small Cap Value Fund Shares | After Taxes on Distributions and Sales	(13.78%)	(3.47%)	0.77%	Apr. 15, 2011
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	(12.86%)	3.61%	7.18%	Apr. 15, 2011

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Small Cap Value Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.